Leases - The Group as a Lessee - Additional Information (Detail) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Cash outflow for leases	$ 4,948,000	$ 5,136,000	$ 4,960,000